Acquisitions and Dispositions (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2010	Dec. 31, 2009
Assets Acquired [Abstract]
Business Acquisition Purchase Price Allocation Investments			$ 101,036
Cash and cash equivalents			4,175
Accrued investment income			948
Premiums, reinsurance and other receivables			1,971
Other assets			1,146
Separate account assets			244
Total assets			118,730
Liabilities Assumed [Abstract]
Future policy benefits			31,811
Policyholder account benefits			66,652
Other policy-related balances			7,306
Deferred and current income tax liability			375
Other liabilities			2,918
Separate account liabilities			244
Total liabilities			109,306
Redeemable noncontrolling interests in partially owned consolidated subsidiaries	105	117	109
Noncontrolling interests			(21)
Goodwill			6,998
Net assets acquired	233	16,292	16,292	0
Value of Business Acquired [Member]
Business Acquisition [Line Items]
VOBA			$ 9,210